UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	VANGUARD INSTITUTIONAL INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Institutional Total Bond Market Index
Schedule of Investments
March 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (68.7%)

U.S. Government Securities (24.9%)
U.S. Treasury Bond	12.000%	8/15/2013	$2,500	$3,123
U.S. Treasury Bond	13.250%	5/15/2014	750	1,008
U.S. Treasury Bond	11.250%	2/15/2015	1,725	2,642
U.S. Treasury Bond	9.250%	2/15/2016	1,775	2,478
U.S. Treasury Bond	7.500%	11/15/2016	225	282
U.S. Treasury Bond	8.750%	5/15/2017	1,000	1,374
U.S. Treasury Bond	8.875%	8/15/2017	8,515	11,837
U.S. Treasury Bond	9.125%	5/15/2018	5,000	7,144
U.S. Treasury Bond	9.000%	11/15/2018	1,175	1,674
U.S. Treasury Bond	8.875%	2/15/2019	9,950	14,081
U.S. Treasury Bond	8.125%	8/15/2019	3,455	4,647
U.S. Treasury Bond	8.500%	2/15/2020	2,425	3,373
U.S. Treasury Bond	8.750%	5/15/2020	540	768
U.S. Treasury Bond	8.750%	8/15/2020	1,350	1,925
U.S. Treasury Bond	7.875%	2/15/2021	990	1,321
U.S. Treasury Bond	8.125%	8/15/2021	2,350	3,217
U.S. Treasury Bond	8.000%	11/15/2021	1,705	2,314
U.S. Treasury Bond	7.250%	8/15/2022	3,300	4,219
U.S. Treasury Bond	7.625%	11/15/2022	5,095	6,747
U.S. Treasury Bond	6.250%	8/15/2023	25	29
U.S. Treasury Bond	6.875%	8/15/2025	1,500	1,882
U.S. Treasury Bond	6.750%	8/15/2026	600	747
U.S. Treasury Bond	6.500%	11/15/2026	50	61
U.S. Treasury Bond	6.625%	2/15/2027	30	37
U.S. Treasury Bond	6.375%	8/15/2027	6,050	7,265
U.S. Treasury Bond	5.500%	8/15/2028	4,725	5,133
U.S. Treasury Bond	5.250%	11/15/2028	2,775	2,918
U.S. Treasury Bond	6.125%	8/15/2029	1,525	1,796
U.S. Treasury Bond	6.250%	5/15/2030	250	300
U.S. Treasury Note	2.250%	4/30/2006	7,600	7,499
U.S. Treasury Note	2.500%	5/31/2006	2,225	2,199
U.S. Treasury Note	2.750%	6/30/2006	4,550	4,505
U.S. Treasury Note	7.000%	7/15/2006	18,915	19,722
U.S. Treasury Note	2.500%	9/30/2006	6,800	6,684
U.S. Treasury Note	6.500%	10/15/2006	11,300	11,775
U.S. Treasury Note	2.875%	11/30/2006	10,625	10,481
U.S. Treasury Note	3.000%	12/31/2006	12,250	12,095
U.S. Treasury Note	3.125%	5/15/2007	2,950	2,908
U.S. Treasury Note	4.375%	5/15/2007	300	303
U.S. Treasury Note	6.625%	5/15/2007	5,000	5,284
U.S. Treasury Note	2.750%	8/15/2007	3,600	3,511
U.S. Treasury Note	6.125%	8/15/2007	18,725	19,688
U.S. Treasury Note	3.375%	2/15/2008	500	492
U.S. Treasury Note	5.625%	5/15/2008	3,105	3,254
U.S. Treasury Note	3.250%	8/15/2008	7,325	7,149
U.S. Treasury Note	3.125%	10/15/2008	225	218
U.S. Treasury Note	3.375%	11/15/2008	1,025	1,002
U.S. Treasury Note	3.375%	12/15/2008	475	464
U.S. Treasury Note	3.250%	1/15/2009	11,275	10,960
U.S. Treasury Note	2.625%	3/15/2009	8,325	7,891
U.S. Treasury Note	3.125%	4/15/2009	2,825	2,725
U.S. Treasury Note	4.000%	6/15/2009	5,925	5,900
U.S. Treasury Note	3.625%	7/15/2009	4,225	4,144
U.S. Treasury Note	6.000%	8/15/2009	25	27
U.S. Treasury Note	3.375%	9/15/2009	7,000	6,782
U.S. Treasury Note	3.375%	10/15/2009	6,000	5,807
U.S. Treasury Note	6.500%	2/15/2010	350	385
U.S. Treasury Note	5.750%	8/15/2010	200	215
U.S. Treasury Note	5.000%	2/15/2011	500	519
U.S. Treasury Note	5.000%	8/15/2011	225	234
U.S. Treasury Note	4.375%	8/15/2012	2,340	2,345
U.S. Treasury Note	4.000%	11/15/2012	550	537
U.S. Treasury Note	3.875%	2/15/2013	6,375	6,157
U.S. Treasury Note	4.250%	8/15/2013	23,425	23,103
U.S. Treasury Note	4.250%	11/15/2013	2,825	2,782

				294,088

Agency Bonds and Notes (10.5%)
Federal Farm Credit Bank*	3.250%	6/15/2007	1,625	1,597
Federal Farm Credit Bank*	3.000%	12/17/2007	625	606
Federal Farm Credit Bank*	3.375%	7/15/2008	350	341
Federal Farm Credit Bank*	3.750%	1/15/2009	400	391
Federal Farm Credit Bank*	4.125%	4/15/2009	200	199
Federal Farm Credit Bank*	2.250%	5/15/2006	1,000	984
Federal Farm Credit Bank*	2.875%	8/15/2006	5,000	4,936
Federal Farm Credit Bank*	3.500%	8/15/2006	1,500	1,493
Federal Farm Credit Bank*	4.875%	11/15/2006	1,400	1,421
Federal Farm Credit Bank*	3.375%	2/23/2007	1,250	1,236
Federal Farm Credit Bank*	6.500%	8/15/2007	2,450	2,581
Federal Farm Credit Bank*	3.375%	2/15/2008	2,500	2,444
Federal Farm Credit Bank*	5.865%	9/2/2008	1,550	1,625
Federal Farm Credit Bank*	3.625%	11/14/2008	750	732
Federal Farm Credit Bank*	6.500%	11/13/2009	1,300	1,408
Federal Farm Credit Bank*	7.625%	5/14/2010	4,350	4,955
Federal Farm Credit Bank*	5.750%	5/15/2012	800	850
Federal Farm Credit Bank*	5.250%	6/18/2014	2,500	2,579
Federal Home Loan Mortgage Corp.*	2.375%	4/15/2006	1,250	1,233
Federal Home Loan Mortgage Corp.*	5.500%	7/15/2006	3,050	3,114
Federal Home Loan Mortgage Corp.*	2.750%	10/15/2006	3,000	2,950
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	2,750	2,702
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	1,500	1,524
Federal Home Loan Mortgage Corp.*	5.750%	4/15/2008	4,725	4,931
Federal Home Loan Mortgage Corp.*	5.750%	3/15/2009	2,000	2,099
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	2,100	2,283
Federal Home Loan Mortgage Corp.*	7.000%	3/15/2010	2,500	2,774
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	3,400	3,776
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	750	788
Federal Home Loan Mortgage Corp.*	6.000%	6/15/2011	1,500	1,607
Federal Home Loan Mortgage Corp.*	5.500%	9/15/2011	1,100	1,153
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	2,000	2,051
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2013	1,250	1,231
Federal Home Loan Mortgage Corp.*	4.000%	6/12/2013	850	791
Federal Home Loan Mortgage Corp.*	4.500%	7/15/2013	500	491
Federal Home Loan Mortgage Corp.*	5.000%	7/15/2014	2,500	2,528
Federal Home Loan Mortgage Corp.*	6.750%	3/15/2031	889	1,082
Federal Home Loan Mortgage Corp.*	6.250%	7/15/2032	132	152
Federal National Mortgage Assn.*	2.250%	5/15/2006	3,000	2,952
Federal National Mortgage Assn.*	5.250%	6/15/2006	1,750	1,780
Federal National Mortgage Assn.*	3.125%	7/15/2006	1,500	1,487
Federal National Mortgage Assn.*	2.625%	11/15/2006	3,500	3,429
Federal National Mortgage Assn.*	5.000%	1/15/2007	1,750	1,781
Federal National Mortgage Assn.*	7.125%	3/15/2007	1,500	1,587
Federal National Mortgage Assn.*	5.250%	4/15/2007	1,750	1,791
Federal National Mortgage Assn.*	6.625%	10/15/2007	3,560	3,771
Federal National Mortgage Assn.*	5.750%	2/15/2008	1,850	1,926
Federal National Mortgage Assn.*	6.000%	5/15/2008	1,000	1,051
Federal National Mortgage Assn.*	5.250%	1/15/2009	5,000	5,149
Federal National Mortgage Assn.*	6.375%	6/15/2009	600	644
Federal National Mortgage Assn.*	6.625%	9/15/2009	5,015	5,447
Federal National Mortgage Assn.*	7.250%	1/15/2010	2,830	3,159
Federal National Mortgage Assn.*	6.625%	11/15/2010	500	549
Federal National Mortgage Assn.*	6.250%	2/1/2011	225	240
Federal National Mortgage Assn.*	5.375%	11/15/2011	1,000	1,039
Federal National Mortgage Assn.*	6.125%	3/15/2012	2,600	2,819
Federal National Mortgage Assn.*	4.375%	3/15/2013	1,000	974
Federal National Mortgage Assn.*	4.625%	5/1/2013	1,150	1,118
Federal National Mortgage Assn.*	4.625%	10/15/2013	1,000	987
Federal National Mortgage Assn.*	5.125%	1/2/2014	300	298
Federal National Mortgage Assn.*	5.000%	4/15/2015	475	477
Federal National Mortgage Assn.*	7.125%	1/15/2030	2,100	2,654
Federal National Mortgage Assn.*	7.250%	5/15/2030	800	1,028
Federal National Mortgage Assn.*	6.625%	11/15/2030	800	956
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	1,325	1,476
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	250	264
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	200	211
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	125	132
Tennessee Valley Auth.*	5.375%	11/13/2008	325	336
Tennessee Valley Auth.*	7.125%	5/1/2030	1,650	2,091

				123,241

Mortgage-Backed Securities (33.3%)
Federal Home Loan Mortgage Corp.*	4.000%	7/1/2008-1/1/2020 (1)	8,561	8,269
Federal Home Loan Mortgage Corp.*	4.500%	3/1/2008-4/1/2034 (1)	23,120	22,684
Federal Home Loan Mortgage Corp.*	5.000%	6/1/2007-3/1/2035 (1)	47,002	46,427
Federal Home Loan Mortgage Corp.*	5.500%	12/1/2005-3/1/2035 (1)	35,863	36,079
Federal Home Loan Mortgage Corp.*	6.000%	1/1/2006-10/1/2034 (1)	14,886	15,290
Federal Home Loan Mortgage Corp.*	6.500%	1/1/2008-9/1/2034 (1)	12,066	12,554
Federal Home Loan Mortgage Corp.*	7.000%	2/1/2011-6/1/2032 (1)	3,933	4,154
Federal Home Loan Mortgage Corp.*	7.500%	10/1/2012-2/1/2032 (1)	1,151	1,227
Federal Home Loan Mortgage Corp.*	8.000%	6/1/2012-11/1/2031 (1)	704	759
Federal Home Loan Mortgage Corp.*	8.500%	6/1/2025-5/1/2030 (1)	312	339
Federal Home Loan Mortgage Corp.*	9.000%	2/1/2025-9/1/2030 (1)	26	29
Federal Home Loan Mortgage Corp.*	9.500%	2/1/2025 (1)	4	5
Federal National Mortgage Assn.*	4.000%	9/1/2010-11/1/2018 (1)	4,279	4,138
Federal National Mortgage Assn.*	4.500%	3/1/2018-1/1/2035 (1)	24,858	24,126
Federal National Mortgage Assn.*	5.000%	9/1/2009-2/1/2035 (1)	50,939	50,165
Federal National Mortgage Assn.*	5.500%	5/1/2009-3/1/2035 (1)	65,116	65,402
Federal National Mortgage Assn.*	6.000%	11/1/2008-10/1/2034 (1)	31,919	32,707
Federal National Mortgage Assn.*	6.500%	1/1/2012-10/1/2034 (1)	11,739	12,209
Federal National Mortgage Assn.*	7.000%	7/1/2014-7/1/2034 (1)	4,660	4,911
Federal National Mortgage Assn.*	7.500%	11/1/2011-10/1/2031 (1)	1,432	1,531
Federal National Mortgage Assn.*	8.000%	12/1/2029-6/1/2031 (1)	351	377
Federal National Mortgage Assn.*	8.500%	4/1/2030-4/1/2031 (1)	156	169
Federal National Mortgage Assn.*	9.000%	8/1/2030 (1)	8	9
Federal National Mortgage Assn.*	9.500%	11/1/2025 (1)	13	14
Government National Mortgage Assn	4.500%	8/15/2018-9/15/2033 (1)	1,693	1,647
Government National Mortgage Assn	5.000%	2/15/2018-3/15/2035 (1)	9,645	9,563
Government National Mortgage Assn	5.500%	2/15/2017-2/15/2035 (1)	15,885	16,047
Government National Mortgage Assn	6.000%	9/15/2013-8/15/2034 (1)	10,515	10,820
Government National Mortgage Assn	6.500%	5/15/2013-11/15/2033 (1)	5,229	5,470
Government National Mortgage Assn	7.000%	10/15/2010-6/15/2032 (1)	2,537	2,684
Government National Mortgage Assn	7.500%	5/15/2023-10/15/2031 (1)	1,037	1,110
Government National Mortgage Assn	8.000%	7/15/2025-11/15/2030 (1)	942	1,022
Government National Mortgage Assn	8.500%	12/15/2024-7/15/2030 (1)	73	80
Government National Mortgage Assn	9.000%	5/15/2025-9/15/2030 (1)	37	42
Government National Mortgage Assn	9.500%	11/15/2017 (1)	21	23

				392,082

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $814,215)				809,411

CORPORATE BONDS (26.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.9%)
American Express Credit Account Master Trust	2.930%	12/15/2008 (1)(3)	4,900	4,908
American Express Credit Account Master Trust	2.940%	11/17/2008 (1)(3)	4,100	4,107
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.310%	9/25/2008 (1)	539	551
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008 (1)	491	502
Capital One Master Trust	2.950%	1/15/2009 (1)(3)	3,000	3,005
Chase Credit Card Master Trust	2.870%	3/17/2008 (1)(3)	1,000	1,001
Chase Credit Card Master Trust	2.950%	6/16/2008 (1)(3)	10,000	10,017
Citibank Credit Card Master Trust	5.875%	3/10/2011 (1)	1,750	1,835
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	225	277
Countrywide Home Loans	4.533%	9/19/2032 (1)	227	224
Countrywide Home Loans	4.099%	5/25/2033 (1)	777	770
DaimlerChrysler Master Owner Trust	2.835%	1/15/2009 (1)(3)	4,000	4,003
DaimlerChrysler Master Owner Trust	2.870%	5/15/2007 (1)(3)	5,000	5,000
Discover Card Master Trust I	2.960%	9/15/2008 (1)(3)	4,000	4,005
First USA Credit Card Master Trust	3.000%	9/19/2008 (1)(3)	6,000	6,009
Ford Credit Floor Plan Master Owner Trust	2.950%	7/15/2008 (1)(3)	2,000	2,004
Gracechurch Card Funding PLC	2.860%	8/15/2008 (1)(3)	8,000	8,008
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010 (1)	1,229	1,237
Honda Auto Receivables Owner Trust	4.220%	4/16/2007 (1)	210	211
Household Credit Card Master Note Trust I	2.950%	8/15/2008 (1)(3)	3,000	3,003
MBNA Credit Card Master Note Trust	4.950%	6/15/2009 (1)	1,300	1,320
MBNA Master Credit Card Trust	7.000%	2/15/2012 (1)	800	881
Nissan Auto Lease Trust	2.900%	8/15/2007 (1)	1,400	1,379
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	350	343
PP&L Transition Bond Co. LLC	6.960%	12/26/2007 (1)	1,189	1,208
PSEG Transition Funding LLC	6.890%	12/15/2017 (1)	200	228
Salomon Brothers Mortgage Securities VII	4.125%	9/25/2033 (1)	1,352	1,325
Toyota Auto Receivables Owner Trust	2.650%	11/15/2006 (1)	335	335
Toyota Auto Receivables Owner Trust	4.000%	7/15/2008 (1)	71	72
World Omni Auto Receivables Trust	3.540%	6/12/2009 (1)	1,300	1,287

				69,055

Finance (8.2%)
Banking (3.9%)
ABN AMRO Bank NV	7.550%	6/28/2006	450	468
Abbey National PLC	7.950%	10/26/2029	400	520
Amsouth Bancorp	5.200%	4/1/2015	275	275
BB&T Corp.	6.500%	8/1/2011	50	54
BB&T Corp.	4.750%	10/1/2012	150	148
BB&T Corp.	5.200%	12/23/2015	250	251
BB&T Corp.	5.250%	11/1/2019	250	244
BSCH Issuances Ltd.	7.625%	9/14/2010	500	568
Banc One Corp.	7.625%	10/15/2026	100	123
Bank One Corp.	2.625%	6/30/2008	100	95
Bank One Corp.	6.000%	2/17/2009	795	834
Bank One Corp.	7.875%	8/1/2010	725	825
Bank One Corp.	5.250%	1/30/2013	225	227
Bank of America Corp.	7.125%	9/15/2006	600	626
Bank of America Corp.	5.250%	2/1/2007	550	561
Bank of America Corp.	3.375%	2/17/2009	250	240
Bank of America Corp.	4.250%	10/1/2010	200	196
Bank of America Corp.	4.375%	12/1/2010	300	295
Bank of America Corp.	7.400%	1/15/2011	100	113
Bank of America Corp.	6.250%	4/15/2012	500	540
Bank of America Corp.	5.375%	6/15/2014	150	154
Bank of America Corp.	5.625%	3/8/2035	25	24
Bank of New York Co., Inc.	3.750%	2/15/2008	375	366
Bank of New York Co., Inc.	4.950%	3/15/2015	400	395
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	250	290
BankAmerica Capital II	8.000%	12/15/2026	500	543
BankAmerica Corp.	5.875%	2/15/2009	375	392
Citicorp	6.375%	11/15/2008	250	265
Citicorp Capital II	8.015%	2/15/2027	100	110
Citigroup, Inc.	5.750%	5/10/2006	100	102
Citigroup, Inc.	4.250%	7/29/2009	225	222
Citigroup, Inc.	4.125%	2/22/2010	475	464
Citigroup, Inc.	6.500%	1/18/2011	250	274
Citigroup, Inc.	6.000%	2/21/2012	175	188
Citigroup, Inc.	5.625%	8/27/2012	975	1,017
Citigroup, Inc.	5.125%	5/5/2014	325	327
Citigroup, Inc.	5.000%	9/15/2014	204	201
Citigroup, Inc.	4.875%	5/7/2015	200	196
Citigroup, Inc.	6.625%	6/15/2032	275	310
Citigroup, Inc.	5.875%	2/22/2033	100	103
Citigroup, Inc.	6.000%	10/31/2033	200	209
CoreStates Capital Corp.	8.000%	12/15/2026 (2)	425	466
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	675	696
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	500	503
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	500	487
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	200	212
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	700	757
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	100	103
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	275	266
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	100	119
Deutsche Bank Financial LLC	5.375%	3/2/2015	325	332
Fifth Third Bank	3.375%	8/15/2008	200	194
Fifth Third Bank	4.200%	2/23/2010	200	196
Fifth Third Bank	4.750%	2/1/2015	375	364
First Tennessee Bank	5.050%	1/15/2015	75	73
First Union Corp.	7.500%	4/15/2035	100	126
First Union Institutional Capital I	8.040%	12/1/2026	100	110
First Union National Bank	7.800%	8/18/2010	100	114
FirstStar Bank	7.125%	12/1/2009	150	165
Fleet Capital Trust II	7.920%	12/11/2026	400	428
Golden West Financial Corp.	4.125%	8/15/2007	300	299
HSBC Bank PLC	6.950%	3/15/2011	200	223
HSBC Holdings PLC	7.500%	7/15/2009	350	389
HSBC Holdings PLC	5.250%	12/12/2012	550	560
J.P. Morgan Capital Trust	5.875%	3/15/2035	275	267
J.P. Morgan Chase & Co.	5.250%	5/30/2007	375	382
J.P. Morgan Chase & Co.	4.000%	2/1/2008	250	248
J.P. Morgan Chase & Co.	3.625%	5/1/2008	900	881
J.P. Morgan Chase & Co.	4.500%	1/15/2012	350	340
J.P. Morgan Chase & Co.	6.625%	3/15/2012	200	219
J.P. Morgan Chase & Co.	5.750%	1/2/2013	200	209
J.P. Morgan Chase & Co.	4.875%	3/15/2014	250	244
J.P. Morgan Chase & Co.	5.125%	9/15/2014	250	247
J.P. Morgan Chase & Co.	5.250%	5/1/2015	200	199
J.P. Morgan, Inc.	6.700%	11/1/2007	400	422
JPM Capital Trust II	7.950%	2/1/2027	150	164
Key Bank NA	4.412%	3/18/2008	350	350
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	300	343
Marshall & Ilsley Bank	4.375%	8/1/2009	300	296
Mellon Capital II	7.995%	1/15/2027	500	548
Mellon Funding Corp.	5.000%	12/1/2014	200	199
National City Bank	4.875%	7/20/2007	300	304
National City Bank	4.150%	8/1/2009	150	147
National City Corp.	3.200%	4/1/2008	250	242
NationsBank Corp.	6.375%	2/15/2008	500	527
NationsBank Corp.	7.250%	10/15/2025	500	600
North Fork Bancorp	5.875%	8/15/2012	250	264
PNC Bank NA	5.250%	1/15/2017	175	172
PNC Funding Corp.	5.750%	8/1/2006	500	511
Regions Financial Corp.	6.375%	5/15/2012	300	325
Royal Bank of Canada	4.125%	1/26/2010	425	417
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (3)	500	606
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	250	250
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	425	423
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	275	280
Salomon Smith Barney Holdings Inc.	6.500%	2/15/2008	1,550	1,633
Sanwa Bank Ltd.	8.350%	7/15/2009	150	171
Sanwa Bank Ltd.	7.400%	6/15/2011	325	365
Southtrust Corp.	5.800%	6/15/2014	125	130
Sumitomo Bank International Finance NV	8.500%	6/15/2009	250	286
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	315	366
SunTrust Banks, Inc.	6.000%	2/15/2026	500	530
SunTrust Capital II	7.900%	6/15/2027	200	216
Swiss Bank Corp.	7.000%	10/15/2015	100	114
Swiss Bank Corp.	7.375%	6/15/2017	100	118
The Chase Manhattan Corp.	7.125%	2/1/2007	250	263
UFJ Finance Aruba AEC	6.750%	7/15/2013	200	216
US Bancorp	5.100%	7/15/2007	500	510
US Bank NA	2.850%	11/15/2006	175	171
US Bank NA	3.700%	8/1/2007	50	49
US Bank NA	4.125%	3/17/2008	350	348
US Bank NA	6.375%	8/1/2011	200	218
US Bank NA	6.300%	2/4/2014	450	488
US Bank NA	4.950%	10/30/2014	75	74
Union Planters Corp.	7.750%	3/1/2011	400	460
UnionBanCal Corp.	5.250%	12/16/2013	75	75
Wachovia Bank NA	4.875%	2/1/2015	300	293
Wachovia Corp.	4.950%	11/1/2006	825	837
Wachovia Corp.	3.500%	8/15/2008	500	486
Wachovia Corp.	4.875%	2/15/2014	100	98
Washington Mutual Bank	6.875%	6/15/2011	1,200	1,324
Washington Mutual Bank	5.650%	8/15/2014	150	155
Washington Mutual Bank	5.125%	1/15/2015	250	245
Washington Mutual Finance Corp.	5.000%	3/22/2012	200	200
Wells Fargo & Co.	4.125%	3/10/2008	1,250	1,241
Wells Fargo & Co.	3.125%	4/1/2009	250	238
Wells Fargo & Co.	4.200%	1/15/2010	575	562
Wells Fargo & Co.	6.450%	2/1/2011	625	679
Wells Fargo & Co.	4.950%	10/16/2013	300	300
Wells Fargo & Co.	4.750%	2/9/2015	250	243
Wells Fargo & Co.	5.375%	2/7/2035	100	97
World Savings Bank, FSB	4.125%	3/10/2008	400	397
World Savings Bank, FSB	4.125%	12/15/2009	200	196
Zions Bancorp	6.000%	9/15/2015	100	104
Brokerage (1.4%)
Bear Stearns Co., Inc.	5.700%	1/15/2007	600	615
Bear Stearns Co., Inc.	4.000%	1/31/2008	275	272
Bear Stearns Co., Inc.	2.875%	7/2/2008	350	333
Bear Stearns Co., Inc.	5.700%	11/15/2014	350	361
Goldman Sachs Group, Inc.	4.125%	1/15/2008	475	472
Goldman Sachs Group, Inc.	3.875%	1/15/2009	450	437
Goldman Sachs Group, Inc.	6.600%	1/15/2012	350	380
Goldman Sachs Group, Inc.	5.700%	9/1/2012	500	516
Goldman Sachs Group, Inc.	5.250%	4/1/2013	450	450
Goldman Sachs Group, Inc.	5.250%	10/15/2013	250	251
Goldman Sachs Group, Inc.	5.150%	1/15/2014	350	347
Goldman Sachs Group, Inc.	5.000%	10/1/2014	750	732
Goldman Sachs Group, Inc.	5.500%	11/15/2014	75	76
Goldman Sachs Group, Inc.	5.125%	1/15/2015	250	245
Goldman Sachs Group, Inc.	6.125%	2/15/2033	200	206
Goldman Sachs Group, Inc.	6.345%	2/15/2034	375	388
Lehman Brothers Holdings, Inc.	6.250%	5/15/2006	225	231
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	400	396
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	700	749
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	100	97
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	850	818
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	50	49
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	175	192
Merrill Lynch & Co., Inc.	5.360%	2/1/2007	250	255
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	675	669
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	100	98
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	225	220
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	400	391
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	375	379
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	825	801
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	450	508
Morgan Stanley Dean Witter	6.100%	4/15/2006	600	613
Morgan Stanley Dean Witter	6.875%	3/1/2007	200	209
Morgan Stanley Dean Witter	5.800%	4/1/2007	1,050	1,079
Morgan Stanley Dean Witter	3.625%	4/1/2008	500	489
Morgan Stanley Dean Witter	3.875%	1/15/2009	350	342
Morgan Stanley Dean Witter	6.750%	4/15/2011	100	109
Morgan Stanley Dean Witter	6.600%	4/1/2012	300	328
Morgan Stanley Dean Witter	4.750%	4/1/2014	800	764
Morgan Stanley Dean Witter	7.250%	4/1/2032	450	547
Finance Companies (1.8%)
American Express Centurion Bank	4.375%	7/30/2009	125	124
American Express Co.	4.750%	6/17/2009	100	100
American Express Credit Corp.	3.000%	5/16/2008	300	288
American General Finance Corp.	5.875%	7/14/2006	200	204
American General Finance Corp.	5.750%	3/15/2007	500	513
American General Finance Corp.	3.875%	10/1/2009	175	167
American General Finance Corp.	5.375%	10/1/2012	225	227
CIT Group, Inc.	7.375%	4/2/2007	350	370
CIT Group, Inc.	5.750%	9/25/2007	200	206
CIT Group, Inc.	3.650%	11/23/2007	50	49
CIT Group, Inc.	4.000%	5/8/2008	250	245
CIT Group, Inc.	4.250%	2/1/2010	175	170
CIT Group, Inc.	4.750%	12/15/2010	50	49
CIT Group, Inc.	5.000%	2/13/2014	150	146
CIT Group, Inc.	5.125%	9/30/2014	100	98
CIT Group, Inc.	5.000%	2/1/2015	150	145
Capital One Bank	4.875%	5/15/2008	675	680
Capital One Bank	4.250%	12/1/2008	100	98
Capital One Bank	4.800%	2/21/2012	100	98
Capital One Bank	5.250%	2/21/2017	50	48
Countrywide Home Loan	5.500%	8/1/2006	550	560
Countrywide Home Loan	5.500%	2/1/2007	500	510
Countrywide Home Loan	2.875%	2/15/2007	125	122
Countrywide Home Loan	5.625%	5/15/2007	50	51
Countrywide Home Loan	3.250%	5/21/2008	50	48
Countrywide Home Loan	4.125%	9/15/2009	400	386
Countrywide Home Loan	4.000%	3/22/2011	50	47
General Electric Capital Corp.	2.800%	1/15/2007	350	342
General Electric Capital Corp.	5.375%	3/15/2007	1,050	1,073
General Electric Capital Corp.	5.000%	6/15/2007	200	203
General Electric Capital Corp.	4.250%	1/15/2008	1,100	1,096
General Electric Capital Corp.	4.125%	3/4/2008	100	99
General Electric Capital Corp.	3.500%	5/1/2008	250	243
General Electric Capital Corp.	7.375%	1/19/2010	1,575	1,746
General Electric Capital Corp.	6.125%	2/22/2011	975	1,036
General Electric Capital Corp.	5.450%	1/15/2013	300	307
General Electric Capital Corp.	4.750%	9/15/2014	475	462
General Electric Capital Corp.	6.750%	3/15/2032	700	810
HSBC Finance Corp.	4.125%	3/11/2008	100	99
HSBC Finance Corp.	4.125%	11/16/2009	75	73
HSBC Finance Corp.	6.750%	5/15/2011	200	218
Household Finance Corp.	7.200%	7/15/2006	125	130
Household Finance Corp.	5.750%	1/30/2007	350	359
Household Finance Corp.	4.625%	1/15/2008	950	953
Household Finance Corp.	4.750%	5/15/2009	425	425
Household Finance Corp.	6.375%	10/15/2011	200	215
Household Finance Corp.	7.000%	5/15/2012	925	1,030
Household Finance Corp.	6.375%	11/27/2012	250	269
International Lease Finance Corp.	3.125%	5/3/2007	25	24
International Lease Finance Corp.	5.625%	6/1/2007	575	589
International Lease Finance Corp.	4.500%	5/1/2008	250	249
International Lease Finance Corp.	6.375%	3/15/2009	250	264
MBNA America Bank NA	5.375%	1/15/2008	300	306
MBNA America Bank NA	4.625%	8/3/2009	300	298
SLM Corp.	5.625%	4/10/2007	975	1,000
SLM Corp.	5.050%	11/14/2014	450	444
SLM Corp.	5.625%	8/1/2033	325	327
Wells Fargo & Co.	5.500%	8/1/2012	375	390
Insurance (0.6%)
ACE Capital Trust II	9.700%	4/1/2030	50	69
ACE Ltd.	6.000%	4/1/2007	175	180
AEGON NV	4.750%	6/1/2013	125	122
AXA SA	8.600%	12/15/2030	300	393
Allstate Corp.	5.375%	12/1/2006	150	153
Allstate Corp.	7.200%	12/1/2009	475	523
Allstate Corp.	5.000%	8/15/2014	225	222
American General Capital II	8.500%	7/1/2030	50	66
American International Group, Inc.	2.875%	5/15/2008 (3)	150	143
Aon Capital Trust	8.205%	1/1/2027	150	172
Arch Capital Group Ltd.	7.350%	5/1/2034	150	167
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014 (2)	125	126
Assurant, Inc.	5.625%	2/15/2014	50	51
Assurant, Inc.	6.750%	2/15/2034	200	216
Axis Capital Holdings	5.750%	12/1/2014	100	100
CNA Financial Corp.	5.850%	12/15/2014	175	173
Cincinnati Financial Corp.	6.125%	11/1/2034 (2)	150	150
Commerce Group, Inc.	5.950%	12/9/2013	75	76
Fidelity National Financial, Inc.	7.300%	8/15/2011	225	239
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	75	81
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	200	236
Genworth Financial, Inc.	4.750%	6/15/2009	100	100
Genworth Financial, Inc.	5.750%	6/15/2014	100	103
Genworth Financial, Inc.	6.500%	6/15/2034	150	166
Hartford Life, Inc.	7.375%	3/1/2031	300	364
Loews Corp.	6.000%	2/1/2035	100	97
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	300	313
MetLife, Inc.	5.250%	12/1/2006	375	381
MetLife, Inc.	5.000%	11/24/2013	125	124
MetLife, Inc.	6.375%	6/15/2034	200	215
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	125	128
Principal Life Inc. Funding	5.100%	4/15/2014	200	199
Progressive Corp.	6.625%	3/1/2029	200	225
Protective Life Secured Trust	3.700%	11/24/2008	350	339
Prudential Financial, Inc.	4.500%	7/15/2013	125	119
Prudential Financial, Inc.	4.750%	4/1/2014	250	241
Prudential Financial, Inc.	5.750%	7/15/2033	125	125
St. Paul Cos., Inc.	5.750%	3/15/2007	125	128
Travelers Property Casualty Corp.	3.750%	3/15/2008	175	171
XL Capital Ltd.	5.250%	9/15/2014	225	222
XL Capital Ltd.	6.375%	11/15/2024	150	157
Real Estate Investment Trusts (0.4%)
Boston Properties, Inc.	5.625%	4/15/2015	150	151
Brandywine Realty Trust	4.500%	11/1/2009	175	170
Brandywine Realty Trust	5.400%	11/1/2014	200	197
EOP Operating LP	7.750%	11/15/2007	500	538
EOP Operating LP	4.650%	10/1/2010	350	343
EOP Operating LP	7.000%	7/15/2011	150	164
EOP Operating LP	6.750%	2/15/2012	200	217
EOP Operating LP	4.750%	3/15/2014	125	118
ERP Operating LP	6.625%	3/15/2012	350	379
HRPT Properties Trust	6.250%	8/15/2016	300	313
Health Care Property Investment, Inc.	6.450%	6/25/2012	300	318
Health Care REIT, Inc.	6.000%	11/15/2013	250	254
Hospitality Properties	5.125%	2/15/2015	100	96
Liberty Property LP	5.125%	3/2/2015	175	170
ProLogis	5.500%	3/1/2013	100	101
Regency Centers LP	6.750%	1/15/2012	125	136
Simon Property Group Inc.	6.375%	11/15/2007	700	731
iStar Financial Inc.	5.150%	3/1/2012	150	145
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	75	74
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	125	120
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010 (2)	175	171
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	200	195
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	100	97
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	25	25
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015 (2)	275	268
J. Paul Getty Trust	5.875%	10/1/2033	125	131

				96,098

Industrial (10.9%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/2013	275	266
Alcoa, Inc.	4.250%	8/15/2007	375	375
Alcoa, Inc.	7.375%	8/1/2010	200	224
Aluminum Co. of America	6.750%	1/15/2028	250	293
BHP Finance USA Ltd.	8.500%	12/1/2012	300	367
Barrick Gold Finance Inc.	4.875%	11/15/2014	125	122
Celulosa Arauco Constitution SA	8.625%	8/15/2010	150	173
Dow Chemical Co.	6.125%	2/1/2011	675	719
Dow Chemical Co.	7.375%	11/1/2029	100	122
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	500	547
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	150	147
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	115
Falconbridge Ltd.	7.350%	6/5/2012	150	169
ICI Wilmington	4.375%	12/1/2008	200	198
Inco Ltd.	5.700%	10/15/2015	200	204
International Paper Co.	5.850%	10/30/2012 (3)	425	441
International Paper Co.	6.750%	9/1/2011	300	330
Newmont Mining	5.875%	4/1/2035	125	123
Noranda, Inc.	7.250%	7/15/2012	200	224
Placer Dome, Inc.	6.450%	10/15/2035	200	219
Potash Corp. of Saskatchewan	7.750%	5/31/2011	600	689
Praxair, Inc.	6.900%	11/1/2006	125	130
Praxair, Inc.	2.750%	6/15/2008	300	286
Praxair, Inc.	3.950%	6/1/2013	350	328
Rohm & Haas Co.	9.800%	4/15/2020	213	270
Rohm & Haas Co.	7.850%	7/15/2029	100	130
Weyerhaeuser Co.	6.125%	3/15/2007	154	160
Weyerhaeuser Co.	5.950%	11/1/2008	436	457
Weyerhaeuser Co.	6.750%	3/15/2012	275	303
Weyerhaeuser Co.	7.375%	3/15/2032	125	148
Capital Goods (1.3%)
BAE Systems	7.156%	12/15/2011 (2)	110	118
Bemis Co. Inc.	4.875%	4/1/2012 (2)	275	272
Boeing Capital Corp.	5.750%	2/15/2007	475	488
Boeing Capital Corp.	6.500%	2/15/2012	375	407
CRH America Inc.	6.950%	3/15/2012	200	222
CRH America Inc.	6.400%	10/15/2033	200	215
Caterpillar Financial Services Corp.	5.950%	5/1/2006	500	511
Caterpillar Financial Services Corp.	4.150%	1/15/2010	300	292
Caterpillar Financial Services Corp.	4.750%	2/17/2015	75	73
Caterpillar, Inc.	7.375%	3/1/2097	250	306
Emerson Electric Co.	7.125%	8/15/2010	100	111
Emerson Electric Co.	4.625%	10/15/2012	500	493
General Dynamics Corp.	2.125%	5/15/2006	100	98
General Dynamics Corp.	3.000%	5/15/2008	200	192
General Dynamics Corp.	4.250%	5/15/2013	100	95
General Electric Co.	5.000%	2/1/2013	800	799
Hanson PLC	5.250%	3/15/2013	325	325
Honeywell International, Inc.	6.125%	11/1/2011	200	214
Ingersoll-Rand Co.	6.250%	5/15/2006	425	436
John Deere Capital Corp.	3.875%	3/7/2007	625	621
John Deere Capital Corp.	3.900%	1/15/2008	750	739
John Deere Capital Corp.	7.000%	3/15/2012	100	112
Lockheed Martin Corp.	7.650%	5/1/2016	425	507
Lockheed Martin Corp.	8.500%	12/1/2029	100	136
Masco Corp.	6.750%	3/15/2006	500	513
Masco Corp.	5.875%	7/15/2012	100	105
Masco Corp.	6.500%	8/15/2032	100	108
Northrop Grumman Corp.	7.750%	2/15/2031	250	316
Raytheon Co.	4.850%	1/15/2011	475	474
Raytheon Co.	5.500%	11/15/2012	200	206
Raytheon Co.	5.375%	4/1/2013	100	102
Raytheon Co.	7.200%	8/15/2027	100	118
Republic Services, Inc.	6.086%	3/15/2035	200	202
TRW, Inc.	7.750%	6/1/2029	200	252
Textron Financial Corp.	5.875%	6/1/2007	500	516
Textron, Inc.	6.500%	6/1/2012	200	217
The Boeing Co.	8.750%	8/15/2021	300	407
The Boeing Co.	8.750%	9/15/2031	100	141
Tyco International Group SA	5.800%	8/1/2006	250	256
Tyco International Group SA	6.750%	2/15/2011	525	573
Tyco International Group SA	6.375%	10/15/2011	300	324
Tyco International Group SA	6.000%	11/15/2013	75	79
Tyco International Group SA	7.000%	6/15/2028	175	202
USA Waste Services, Inc.	7.000%	7/15/2028	150	169
United Technologies Corp.	4.875%	11/1/2006	425	430
United Technologies Corp.	7.500%	9/15/2029	200	255
Waste Management, Inc.	6.500%	11/15/2008	500	533
Waste Management, Inc.	7.375%	8/1/2010	100	111
Waste Management, Inc.	5.000%	3/15/2014	75	74
Waste Management, Inc.	7.750%	5/15/2032	100	123
Communication (2.6%)
AT&T Wireless Services, Inc.	7.500%	5/1/2007	125	133
AT&T Wireless Services, Inc.	7.875%	3/1/2011	450	512
AT&T Wireless Services, Inc.	8.125%	5/1/2012	375	437
AT&T Wireless Services, Inc.	8.750%	3/1/2031	325	427
Alltel Corp.	7.000%	7/1/2012	200	223
America Movil SA de C.V	4.125%	3/1/2009	250	242
America Movil SA de C.V	5.500%	3/1/2014	125	120
America Movil SA de C.V	5.750%	1/15/2015	100	96
America Movil SA de C.V	6.375%	3/1/2035	275	249
BellSouth Capital Funding	7.875%	2/15/2030	400	495
BellSouth Corp.	5.000%	10/15/2006	275	279
BellSouth Corp.	4.200%	9/15/2009	150	146
BellSouth Corp.	4.750%	11/15/2012	225	221
BellSouth Corp.	5.200%	9/15/2014	175	173
BellSouth Corp.	6.550%	6/15/2034	75	80
BellSouth Corp.	6.000%	11/15/2034	225	224
BellSouth Telecommunications	6.375%	6/1/2028	250	264
British Sky Broadcasting Corp.	7.300%	10/15/2006	75	78
British Sky Broadcasting Corp.	6.875%	2/23/2009	475	511
British Sky Broadcasting Corp.	8.200%	7/15/2009	75	85
British Telecommunications PLC	8.375%	12/15/2010 (3)	650	755
British Telecommunications PLC	8.875%	12/15/2030 (3)	125	166
Century Tel Enterprises	6.875%	1/15/2028	100	101
Cingular Wireless	7.125%	12/15/2031	100	111
Clear Channel Communications, Inc.	4.625%	1/15/2008	50	50
Clear Channel Communications, Inc.	7.650%	9/15/2010	300	329
Clear Channel Communications, Inc.	5.000%	3/15/2012	500	473
Clear Channel Communications, Inc.	5.750%	1/15/2013	50	49
Clear Channel Communications, Inc.	5.500%	9/15/2014	225	214
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	375	445
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	100	135
Comcast Cable Communications, Inc.	6.875%	6/15/2009	600	647
Comcast Cable Communications, Inc.	6.750%	1/30/2011	250	272
Comcast Cable Communications, Inc.	8.875%	5/1/2017	200	255
Comcast Corp.	6.500%	1/15/2015	350	375
Comcast Corp.	7.050%	3/15/2033	100	112
Cox Communications, Inc.	3.875%	10/1/2008	250	242
Cox Communications, Inc.	4.625%	1/15/2010 (2)	500	487
Cox Communications, Inc.	7.750%	11/1/2010	200	222
Cox Communications, Inc.	5.450%	12/15/2014 (2)	300	291
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	1,050	1,213
Deutsche Telekom International Finance	8.750%	6/15/2030 (3)	350	458
Deutsche Telekom International Finance	3.875%	7/22/2008	100	98
Deutsche Telekom International Finance	5.250%	7/22/2013	100	101
France Telecom	7.450%	3/1/2006 (3)	500	515
France Telecom	8.000%	3/1/2011 (3)	250	290
France Telecom	8.750%	3/1/2031 (3)	575	761
GTE Corp.	8.750%	11/1/2021	100	129
Koninklijke KPN NV	8.375%	10/1/2030	275	355
News America Holdings, Inc.	9.250%	2/1/2013	200	250
News America Holdings, Inc.	8.000%	10/17/2016	175	209
News America Holdings, Inc.	8.150%	10/17/2036	100	123
News America Inc.	5.300%	12/15/2014	225	221
News America Inc.	6.200%	12/15/2034	300	296
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	100	97
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	125	122
SBC Communications, Inc.	5.750%	5/2/2006	200	204
SBC Communications, Inc.	4.125%	9/15/2009	350	340
SBC Communications, Inc.	6.250%	3/15/2011	225	239
SBC Communications, Inc.	5.875%	8/15/2012	800	833
SBC Communications, Inc.	5.100%	9/15/2014	525	511
SBC Communications, Inc.	6.150%	9/15/2034	50	50
Sprint Capital Corp.	6.000%	1/15/2007	400	411
Sprint Capital Corp.	6.125%	11/15/2008	700	733
Sprint Capital Corp.	7.625%	1/30/2011	100	112
Sprint Capital Corp.	8.375%	3/15/2012	200	234
Sprint Capital Corp.	6.875%	11/15/2028	425	453
Sprint Capital Corp.	8.750%	3/15/2032	425	550
TCI Communications, Inc.	8.750%	8/1/2015	375	468
TCI Communications, Inc.	7.875%	2/15/2026	100	120
Tele-Communications, Inc.	7.875%	8/1/2013	150	174
Telecom Italia Capital	4.000%	11/15/2008	375	366
Telecom Italia Capital	4.000%	1/15/2010 (2)	175	167
Telecom Italia Capital	5.250%	11/15/2013	450	445
Telecom Italia Capital	4.950%	9/30/2014 (2)	150	143
Telecom Italia Capital	6.375%	11/15/2033	100	103
Telecom Italia Capital	6.000%	9/30/2034 (2)	150	145
Telecomunicaciones de Puerto Rico	6.650%	5/15/2006	125	128
Telefonica Europe BV	8.250%	9/15/2030	375	499
Telefonos de Mexico SA	4.500%	11/19/2008	200	196
Telefonos de Mexico SA	4.750%	1/27/2010 (2)	225	219
Telefonos de Mexico SA	5.500%	1/27/2015 (2)	225	212
Telus Corp.	7.500%	6/1/2007	175	186
Telus Corp.	8.000%	6/1/2011	275	321
Thomson Corp.	5.750%	2/1/2008	400	414
Time Warner Entertainment	7.250%	9/1/2008	50	54
Time Warner Entertainment	8.375%	3/15/2023	100	122
Time Warner Entertainment	8.375%	7/15/2033	450	569
US Cellular	6.700%	12/15/2033	175	183
Univision Communications, Inc.	2.875%	10/15/2006	100	98
Verizon Global Funding Corp.	4.000%	1/15/2008	350	345
Verizon Global Funding Corp.	6.875%	6/15/2012	650	716
Verizon Global Funding Corp.	7.375%	9/1/2012	625	709
Verizon Global Funding Corp.	7.750%	12/1/2030	250	301
Verizon New England Telephone Co.	6.500%	9/15/2011	100	107
Verizon New Jersey, Inc.	5.875%	1/17/2012	400	414
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	475	487
Verizon Wireless Capital	5.375%	12/15/2006	600	612
Vodafone AirTouch PLC	7.750%	2/15/2010	175	197
Vodafone AirTouch PLC	7.875%	2/15/2030	425	541
Vodafone Group PLC	3.950%	1/30/2008	200	198
Vodafone Group PLC	5.000%	12/16/2013	125	124
WPP Finance USA Corp.	5.875%	6/15/2014	150	154
Consumer Cyclical (2.4%)
Brinker International	5.750%	6/1/2014	75	77
CVS Corp.	4.000%	9/15/2009	150	146
CVS Corp.	4.875%	9/15/2014	125	122
Cendant Corp.	6.875%	8/15/2006	245	254
Cendant Corp.	6.250%	1/15/2008	350	365
Cendant Corp.	7.375%	1/15/2013	175	197
Centex Corp.	5.125%	10/1/2013	300	291
Chrysler Corp.	7.450%	3/1/2027	200	214
Costco Wholesale Corp.	5.500%	3/15/2007	175	180
DaimlerChrysler North America Holding Corp.	6.400%	5/15/2006	150	154
DaimlerChrysler North America Holding Corp.	7.375%	9/15/2006	975	1,014
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	200	200
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	250	244
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	223
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	200	220
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	225	244
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	300	360
Federated Department Stores, Inc.	6.790%	7/15/2027	100	105
Federated Department Stores, Inc.	6.900%	4/1/2029	200	214
Ford Capital BV	9.500%	6/1/2010	225	245
Ford Motor Co.	6.375%	2/1/2029	150	124
Ford Motor Co.	7.450%	7/16/2031	575	519
Ford Motor Co.	9.980%	2/15/2047	650	735
Ford Motor Credit Co.	6.500%	1/25/2007	1,675	1,694
Ford Motor Credit Co.	7.750%	2/15/2007	225	232
Ford Motor Credit Co.	4.950%	1/15/2008	125	121
Ford Motor Credit Co.	7.375%	10/28/2009	350	353
Ford Motor Credit Co.	7.875%	6/15/2010	250	256
Ford Motor Credit Co.	7.375%	2/1/2011	425	423
Ford Motor Credit Co.	7.250%	10/25/2011	800	791
Ford Motor Credit Co.	7.000%	10/1/2013	200	194
General Motors Acceptance Corp.	6.125%	9/15/2006	600	598
General Motors Acceptance Corp.	5.625%	5/15/2009	125	115
General Motors Acceptance Corp.	7.750%	1/19/2010	1,075	1,040
General Motors Acceptance Corp.	7.250%	3/2/2011	250	232
General Motors Acceptance Corp.	6.875%	9/15/2011	700	635
General Motors Acceptance Corp.	7.000%	2/1/2012	825	746
General Motors Acceptance Corp.	6.875%	8/28/2012	650	580
General Motors Acceptance Corp.	6.750%	12/1/2014	100	86
General Motors Acceptance Corp.	8.000%	11/1/2031	100	87
General Motors Corp.	7.200%	1/15/2011	475	428
General Motors Corp.	8.800%	3/1/2021	400	366
General Motors Corp.	8.250%	7/15/2023	450	388
General Motors Corp.	8.375%	7/15/2033	525	449
Harrah's Operating Co., Inc.	7.125%	6/1/2007	175	184
Harrah's Operating Co., Inc.	7.500%	1/15/2009	250	271
Harrah's Operating Co., Inc.	5.375%	12/15/2013	25	25
Hilton Hotels Corp.	7.625%	12/1/2012	200	228
Home Depot Inc.	3.750%	9/15/2009	400	388
Kohl's Corp.	6.000%	1/15/2033	100	104
Lear Corp.	5.750%	8/1/2014 (2)	50	48
Liberty Media Corp.	7.875%	7/15/2009	150	162
Liberty Media Corp.	8.250%	2/1/2030	125	128
Lowe's Cos., Inc.	6.875%	2/15/2028	250	294
May Department Stores Co.	9.750%	2/15/2021	320	396
May Department Stores Co.	6.650%	7/15/2024	100	103
McDonald's Corp.	6.000%	4/15/2011	250	266
Nordstrom, Inc.	6.950%	3/15/2028	100	113
Pulte Homes, Inc.	4.875%	7/15/2009	200	200
Pulte Homes, Inc.	5.250%	1/15/2014	175	170
Pulte Homes, Inc.	5.200%	2/15/2015	50	47
Pulte Homes, Inc.	7.875%	6/15/2032	75	86
Pulte Homes, Inc.	6.000%	2/15/2035	50	46
Target Corp.	3.375%	3/1/2008	500	488
Target Corp.	5.400%	10/1/2008	450	465
Target Corp.	5.375%	6/15/2009	125	129
Target Corp.	5.875%	3/1/2012	100	107
Target Corp.	6.350%	11/1/2032	100	113
The Walt Disney Co.	5.375%	6/1/2007	750	767
The Walt Disney Co.	6.375%	3/1/2012	250	270
Time Warner, Inc.	6.125%	4/15/2006	650	664
Time Warner, Inc.	6.150%	5/1/2007	525	543
Time Warner, Inc.	6.750%	4/15/2011	100	108
Time Warner, Inc.	6.875%	5/1/2012	150	164
Time Warner, Inc.	9.150%	2/1/2023	100	131
Time Warner, Inc.	7.625%	4/15/2031	600	708
Time Warner, Inc.	7.700%	5/1/2032	150	178
Toyota Motor Credit Corp.	4.250%	3/15/2010	925	914
Viacom International Inc.	6.625%	5/15/2011	600	642
Viacom International Inc.	7.875%	7/30/2030	125	149
Viacom International Inc.	5.500%	5/15/2033	100	90
Wal-Mart Stores, Inc.	4.375%	7/12/2007	250	251
Wal-Mart Stores, Inc.	6.875%	8/10/2009	200	218
Wal-Mart Stores, Inc.	4.000%	1/15/2010	150	146
Wal-Mart Stores, Inc.	4.125%	2/15/2011	350	340
Wal-Mart Stores, Inc.	4.550%	5/1/2013	225	221
Wal-Mart Stores, Inc.	7.550%	2/15/2030	500	649
Wal-Mart Stores, Inc. Canada	5.580%	5/1/2006 (2)	500	509
Yum! Brands, Inc.	8.875%	4/15/2011	200	239
Yum! Brands, Inc.	7.700%	7/1/2012	100	116
Consumer Noncyclical (2.0%)
Abbott Laboratories	5.625%	7/1/2006	300	306
Abbott Laboratories	3.500%	2/17/2009	175	169
Albertson's, Inc.	7.500%	2/15/2011	250	277
Albertson's, Inc.	7.450%	8/1/2029	250	276
Albertson's, Inc.	8.000%	5/1/2031	150	176
Altria Group, Inc.	5.625%	11/4/2008	275	282
Amgen Inc.	4.000%	11/18/2009 (2)	300	292
Amgen Inc.	4.850%	11/18/2014 (2)	200	197
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	475	510
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	100	119
Anthem, Inc.	6.800%	8/1/2012	300	331
Archer-Daniels-Midland Co.	8.125%	6/1/2012	300	360
AstraZeneca PLC	5.400%	6/1/2014	150	154
Baxter International, Inc.	5.250%	5/1/2007	250	254
Boston Scientific	5.450%	6/15/2014	325	333
Bottling Group LLC	4.625%	11/15/2012	275	271
Bristol-Myers Squibb Co.	4.000%	8/15/2008	250	247
Bristol-Myers Squibb Co.	5.750%	10/1/2011	550	575
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	200	197
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	100	100
CIGNA Corp.	7.400%	5/15/2007	200	211
Campbell Soup Co.	6.750%	2/15/2011	400	441
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	90	108
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	150	167
Clorox Co.	4.200%	1/15/2010 (2)	300	295
Clorox Co.	5.000%	1/15/2015 (2)	150	149
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	800	854
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	75	98
Conagra, Inc.	7.875%	9/15/2010	575	657
Conagra, Inc.	7.125%	10/1/2026	100	118
Eli Lilly & Co.	6.000%	3/15/2012	125	133
General Mills, Inc.	2.625%	10/24/2006	400	391
General Mills, Inc.	5.125%	2/15/2007	475	482
General Mills, Inc.	6.000%	2/15/2012	50	53
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	25	24
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	575	551
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	675	825
H.J. Heinz Co.	6.750%	3/15/2032 (3)	100	115
H.J. Heinz Co.	6.375%	7/15/2028	225	250
Hospira, Inc.	4.950%	6/15/2009	125	126
Hospira, Inc.	5.900%	6/15/2014	75	78
International Flavors & Fragrances	6.450%	5/15/2006	75	77
Johnson & Johnson	3.800%	5/15/2013	225	210
Johnson & Johnson	4.950%	5/15/2033	125	118
Kellogg Co.	6.000%	4/1/2006	300	306
Kellogg Co.	2.875%	6/1/2008	275	262
Kellogg Co.	7.450%	4/1/2031	350	434
Kimberly-Clark Corp.	5.625%	2/15/2012	100	105
Kraft Foods, Inc.	4.625%	11/1/2006	925	931
Kraft Foods, Inc.	4.125%	11/12/2009	150	146
Kraft Foods, Inc.	5.625%	11/1/2011	275	285
Kraft Foods, Inc.	6.500%	11/1/2031	275	304
Kroger Co.	7.800%	8/15/2007	75	81
Kroger Co.	6.800%	4/1/2011	400	437
Kroger Co.	6.750%	4/15/2012	200	219
Kroger Co.	8.000%	9/15/2029	250	303
Merck & Co.	4.750%	3/1/2015	100	96
Merck & Co.	6.400%	3/1/2028	125	136
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	250	299
Pfizer, Inc.	4.500%	2/15/2014	725	702
Philip Morris Cos., Inc.	7.750%	1/15/2027	300	342
Procter & Gamble Co.	6.875%	9/15/2009	250	274
Procter & Gamble Co.	4.950%	8/15/2014	25	25
Procter & Gamble Co.	5.800%	8/15/2034	150	155
Procter & Gamble Co. ESOP	9.360%	1/1/2021	600	780
Quest Diagnostic, Inc.	6.750%	7/12/2006	325	335
Safeway, Inc.	6.500%	3/1/2011	450	479
Safeway, Inc.	5.800%	8/15/2012	125	128
Sara Lee Corp.	2.750%	6/15/2008	475	449
Schering-Plough Corp.	6.750%	12/1/2033 (3)	150	168
Schering-Plough Corp.	5.550%	12/1/2013	200	204
Tyson Foods, Inc.	7.250%	10/1/2006	200	208
Tyson Foods, Inc.	8.250%	10/1/2011	300	348
Unilever Capital Corp.	7.125%	11/1/2010	400	447
UnitedHealth Group, Inc.	5.200%	1/17/2007	375	382
UnitedHealth Group, Inc.	4.125%	8/15/2009	75	73
UnitedHealth Group, Inc.	5.000%	8/15/2014	125	124
UnitedHealth Group, Inc.	4.875%	3/15/2015	100	98
Wellpoint Health Networks Inc.	6.375%	1/15/2012	150	162
Wellpoint Inc.	3.750%	12/14/2007 (2)	100	98
Wellpoint Inc.	4.250%	12/15/2009 (2)	75	73
Wellpoint Inc.	5.000%	12/15/2014 (2)	50	48
Wellpoint Inc.	5.950%	12/15/2034 (2)	125	125
Wyeth	4.375%	3/1/2008	425	424
Wyeth	5.500%	3/15/2013	250	256
Wyeth	5.500%	2/1/2014	225	230
Wyeth	6.450%	2/1/2024	100	109
Wyeth	6.500%	2/1/2034	200	220
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	225	275
Anadarko Finance Co.	7.500%	5/1/2031	400	489
Apache Finance Canada	7.750%	12/15/2029	75	99
BP Capital Markets PLC	2.350%	6/15/2006	500	492
BP Capital Markets PLC	2.750%	12/29/2006	50	49
BP Capital Markets PLC	2.625%	3/15/2007	150	146
Baker Hughes, Inc.	6.250%	1/15/2009	300	317
Burlington Resources, Inc.	6.680%	2/15/2011	350	384
Burlington Resources, Inc.	7.200%	8/15/2031	50	60
Burlington Resources, Inc.	7.400%	12/1/2031	250	308
Canadian Natural Resources	5.450%	10/1/2012	100	103
Conoco Funding Co.	5.450%	10/15/2006	500	510
Conoco Funding Co.	6.350%	10/15/2011	525	566
Conoco, Inc.	6.350%	4/15/2009	500	534
Devon Financing Corp.	6.875%	9/30/2011	500	551
Devon Financing Corp.	7.875%	9/30/2031	100	126
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	105
Halliburton Co.	5.500%	10/15/2010	125	129
Kerr McGee Corp.	6.950%	7/1/2024	125	128
Marathon Oil Corp.	5.375%	6/1/2007	175	179
Marathon Oil Corp.	6.800%	3/15/2032	175	196
Nexen, Inc.	5.050%	11/20/2013	200	195
Norsk Hydro	7.250%	9/23/2027	200	243
Norsk Hydro	7.150%	1/15/2029	300	362
Occidental Petroleum	6.750%	1/15/2012	200	223
Occidental Petroleum	7.200%	4/1/2028	200	236
PF Export Receivables Master Trust	6.600%	12/1/2011 (2)	729	762
PanCanadian Energy Corp.	7.200%	11/1/2031	125	149
Petro-Canada	4.000%	7/15/2013	400	368
Petro-Canada	7.875%	6/15/2026	25	31
Petro-Canada	5.350%	7/15/2033	150	140
Pioneer Natural Resources Co.	5.875%	7/15/2016	300	310
Sunoco, Inc.	4.875%	10/15/2014	75	73
Texaco Capital, Inc.	5.500%	1/15/2009	500	520
Tosco Corp.	8.125%	2/15/2030	400	530
Union Oil Co. of California	5.050%	10/1/2012	300	302
Valero Energy Corp.	6.875%	4/15/2012	425	471
XTO Energy, Inc.	6.250%	4/15/2013	100	107
XTO Energy, Inc.	5.000%	1/31/2015	75	73
Technology (0.4%)
Deluxe Corp.	3.500%	10/1/2007	75	73
Eastman Kodak Co.	3.625%	5/15/2008	250	240
First Data Corp.	4.700%	11/1/2006	250	252
First Data Corp.	3.375%	8/1/2008	300	290
First Data Corp.	5.625%	11/1/2011	300	315
Hewlett-Packard Co.	5.750%	12/15/2006	425	437
Hewlett-Packard Co.	3.625%	3/15/2008	400	391
International Business Machines Corp.	6.450%	8/1/2007	600	629
International Business Machines Corp.	5.375%	2/1/2009	100	103
International Business Machines Corp.	7.000%	10/30/2025	250	295
International Business Machines Corp.	6.220%	8/1/2027	150	162
International Business Machines Corp.	7.125%	12/1/2096	275	326
Motorola, Inc.	7.625%	11/15/2010	400	452
Motorola, Inc.	8.000%	11/1/2011	100	116
Motorola, Inc.	7.500%	5/15/2025	200	233
Science Applications International Corp.	6.250%	7/1/2012	50	53
Science Applications International Corp.	5.500%	7/1/2033	50	48
SunGard Data Systems, Inc.	3.750%	1/15/2009	50	44
SunGard Data Systems, Inc.	4.875%	1/15/2014	50	40
Transportation (0.5%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	325	328
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	350	374
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	325	358
CNF, Inc.	6.700%	5/1/2034	150	160
CSX Corp.	6.750%	3/15/2011	200	218
CSX Corp.	6.300%	3/15/2012	225	241
Canadian National Railway Co.	6.800%	7/15/2018	375	432
Canadian Pacific Rail	6.250%	10/15/2011	450	484
Canadian Pacific Rail	7.125%	10/15/2031	100	120
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017	269	256
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	175	189
FedEx Corp.	2.650%	4/1/2007	150	145
FedEx Corp.	3.500%	4/1/2009	75	72
Hertz Corp.	6.350%	6/15/2010	100	97
Hertz Corp.	7.400%	3/1/2011	525	529
Hertz Corp.	7.625%	6/1/2012	125	126
Norfolk Southern Corp.	9.750%	6/15/2020	158	223
Norfolk Southern Corp.	7.050%	5/1/2037	150	176
Norfolk Southern Corp.	7.900%	5/15/2097	325	408
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	100	98
Southwest Airlines Co.	6.500%	3/1/2012	400	421
Southwest Airlines Co.	5.125%	3/1/2017	50	47
Union Pacific Corp.	3.625%	6/1/2010	500	472
Union Pacific Corp.	6.125%	1/15/2012	50	53
Union Pacific Corp.	7.000%	2/1/2016	300	341
Union Pacific Corp.	6.625%	2/1/2029	100	110
Other (0.1%)
Black & Decker Corp.	4.750%	11/1/2014	350	336
Rockwell International Corp.	6.700%	1/15/2028	100	116

				128,614

Utilities (1.7%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	225	229
AEP Texas Central Co.	6.650%	2/15/2033	150	168
Alabama Power Co.	3.500%	11/15/2007	175	172
Alabama Power Co.	5.500%	10/15/2017	500	514
American Electric Power Co., Inc.	6.125%	5/15/2006	125	128
Arizona Public Service Co.	4.650%	5/15/2015	500	475
Boston Edison Co.	4.875%	4/15/2014	100	99
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	350	365
Cleveland Electric Illumination Co.	7.880%	11/1/2017	100	122
Commonwealth Edison Co.	6.150%	3/15/2012	400	429
Commonwealth Edison Co.	4.700%	4/15/2015	100	98
Consolidated Edison, Inc.	5.300%	3/1/2035	500	486
Constellation Energy Group, Inc.	6.125%	9/1/2009	500	529
Constellation Energy Group, Inc.	7.000%	4/1/2012	125	140
Consumers Energy Co.	4.250%	4/15/2008	100	99
Consumers Energy Co.	4.800%	2/17/2009	250	251
Consumers Energy Co.	5.000%	2/15/2012	200	198
Consumers Energy Co.	5.375%	4/15/2013	100	101
DTE Energy Co.	7.050%	6/1/2011	100	110
Dominion Resources, Inc. PUT	5.250%	8/1/2033	100	99
Duke Energy Corp.	6.250%	1/15/2012	325	345
Duke Energy Corp.	6.450%	10/15/2032	350	376
Energy East Corp.	6.750%	6/15/2012	300	330
Entergy Gulf States	3.600%	6/1/2008	150	146
Florida Power & Light Co.	5.950%	10/1/2033	150	161
HQI Transelec Chile SA	7.875%	4/15/2011	525	598
Jersey Central Power & Light	5.625%	5/1/2016	150	155
MidAmerican Energy Co.	6.750%	12/30/2031	150	176
MidAmerican Energy Holdings	5.875%	10/1/2012	500	518
MidAmerican Energy Holdings	5.000%	2/15/2014	100	98
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	200	208
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	600	590
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	300	338
NiSource Finance Corp.	3.200%	11/1/2006	300	295
NiSource Finance Corp.	7.875%	11/15/2010	150	172
Oncor Electric Delivery Co.	6.375%	5/1/2012	250	268
Oncor Electric Delivery Co.	6.375%	1/15/2015	200	215
Oncor Electric Delivery Co.	7.000%	5/1/2032	100	116
Oncor Electric Delivery Co.	7.250%	1/15/2033	200	242
PPL Energy Supply LLC	6.400%	11/1/2011	250	270
PSEG Power Corp.	6.875%	4/15/2006	225	231
PSEG Power Corp.	6.950%	6/1/2012	300	333
PSEG Power Corp.	8.625%	4/15/2031	225	302
PacifiCorp	6.900%	11/15/2011	275	307
Pacific Gas & Electric Co.	3.600%	3/1/2009	125	121
Pacific Gas & Electric Co.	4.200%	3/1/2011	125	121
Pacific Gas & Electric Co.	4.800%	3/1/2014	75	73
Pacific Gas & Electric Co.	6.050%	3/1/2034	625	641
Pepco Holdings, Inc.	6.450%	8/15/2012	300	324
Pepco Holdings, Inc.	7.450%	8/15/2032	100	119
Progress Energy, Inc.	6.050%	4/15/2007	100	103
Progress Energy, Inc.	7.100%	3/1/2011	600	659
Public Service Co. of Colorado	4.375%	10/1/2008	550	548
Scana Corp.	6.250%	2/1/2012	400	430
Southern California Edison Co.	5.000%	1/15/2014	150	148
Southern California Edison Co.	5.000%	1/15/2016	125	123
Southern California Edison Co.	6.000%	1/15/2034	350	366
Southern California Edison Co.	5.750%	4/1/2035	125	127
United Utilities PLC	5.375%	2/1/2019	350	338
Virginia Electric & Power Co.	5.375%	2/1/2007	225	230
Wisconsin Electric Power Co.	5.625%	5/15/2033	100	103
Xcel Energy, Inc.	7.000%	12/1/2010	125	138
Natural Gas (0.3%)
Atmos Energy Corp.	4.000%	10/15/2009	225	218
Atmos Energy Corp.	4.950%	10/15/2014	100	98
Columbia Energy Group	7.620%	11/28/2025	150	159
Consolidated Natural Gas	5.375%	11/1/2006	425	434
Consolidated Natural Gas	6.250%	11/1/2011	500	536
Consolidated Natural Gas	5.000%	12/1/2014	375	367
Duke Energy Field Services	8.125%	8/16/2030	150	194
Enbridge Energy Partners	4.900%	3/1/2015	125	123
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	200	195
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	288
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	95
Kinder Morgan, Inc.	6.500%	9/1/2012	100	109
Southern Union Co.	7.600%	2/1/2024	200	234
TGT Pipeline, LLC	5.500%	2/1/2017 (2)	75	74
Texas Gas Transmission	4.600%	6/1/2015	150	144
Trans-Canada Pipelines	4.000%	6/15/2013	375	348

				19,930

TOTAL CORPORATE BONDS

(Cost $312,385)				313,697

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.9%)

African Development Bank	3.250%	8/1/2008	300	292
Asian Development Bank	4.875%	2/5/2007	1,025	1,042
Asian Development Bank	5.593%	7/16/2018	500	521
Bayerische Landesbank	2.875%	10/15/2008	250	237
Canadian Government	6.750%	8/28/2006	650	676
China Development Bank	4.750%	10/8/2014	200	193
Corporacion Andina de Fomento	5.200%	5/21/2013	125	125
Eksportfinans	3.375%	1/15/2008	250	245
Eksportfinans	4.375%	7/15/2009	225	224
European Investment Bank	3.000%	8/15/2006	300	297
European Investment Bank	4.875%	9/6/2006	800	812
European Investment Bank	7.125%	9/18/2006	200	209
European Investment Bank	4.625%	3/1/2007	1,300	1,316
European Investment Bank	2.375%	6/15/2007	250	242
European Investment Bank	3.125%	10/15/2007	500	490
European Investment Bank	3.375%	3/16/2009	525	510
European Investment Bank	4.625%	5/15/2014	675	675
Export Development Canada	4.000%	8/1/2007	200	200
Export-Import Bank of Korea	7.100%	3/15/2007	250	263
Export-Import Bank of Korea	4.500%	8/12/2009	100	98
Export-Import Bank of Korea	4.625%	3/16/2010	100	99
Export-Import Bank of Korea	5.125%	3/16/2015	50	49
Federation of Malaysia	8.750%	6/1/2009	250	286
Federation of Malaysia	7.500%	7/15/2011	175	197
Financement Quebec	5.000%	10/25/2012	200	203
Hellenic Republic	6.950%	3/4/2008	250	267
Instituto de Credito Oficial	6.000%	5/19/2008	200	210
Inter-American Development Bank	6.125%	3/8/2006	525	537
Inter-American Development Bank	6.375%	10/22/2007	450	475
Inter-American Development Bank	5.625%	4/16/2009	700	736
Inter-American Development Bank	8.500%	3/15/2011	325	389
Inter-American Development Bank	4.375%	9/20/2012	175	173
Inter-American Development Bank	7.000%	6/15/2025	150	184
International Bank for Reconstruction & Development	5.000%	3/28/2006	700	710
International Bank for Reconstruction & Development	4.375%	9/28/2006	625	631
International Bank for Reconstruction & Development	4.125%	6/24/2009	450	447
International Bank for Reconstruction & Development	4.125%	8/12/2009	425	423
International Bank for Reconstruction & Development	8.875%	3/1/2026	250	370
International Finance Corp.	3.000%	4/15/2008	450	436
KFW International Finance, Inc.	5.250%	6/28/2006	200	203
KFW International Finance, Inc.	4.750%	1/24/2007	500	508
Korea Development Bank	3.875%	3/2/2009	300	290
Korea Development Bank	4.750%	7/20/2009	250	249
Korea Development Bank	5.750%	9/10/2013	475	491
Korea Electric Power	7.750%	4/1/2013	200	232
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	200	196
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	1,525	1,500
Landwirtschaft Rentenbank	3.375%	11/15/2007	500	491
Landwirtschaft Rentenbank	3.250%	6/16/2008	500	485
Landwirtschaft Rentenbank	3.875%	9/4/2008	250	248
Nordic Investment Bank	3.125%	4/24/2008	250	245
Oesterreich Kontrollbank	5.125%	3/20/2007	300	306
Ontario Hydro Electric	6.100%	1/30/2008	200	210
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	575	620
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	350	398
Pemex Project Funding Master Trust	8.500%	2/15/2008	375	408
Pemex Project Funding Master Trust	9.125%	10/13/2010	100	115
Pemex Project Funding Master Trust	7.375%	12/15/2014	350	375
People's Republic of China	7.300%	12/15/2008	100	110
People's Republic of China	4.750%	10/29/2013	100	99
Province of British Columbia	5.375%	10/29/2008	470	485
Province of Manitoba	7.500%	2/22/2010	500	566
Province of New Brunswick	3.500%	10/23/2007	650	640
Province of Nova Scotia	5.750%	2/27/2012	125	133
Province of Ontario	3.350%	7/16/2007	50	49
Province of Ontario	5.500%	10/1/2008	1,600	1,661
Province of Ontario	3.625%	10/21/2009	350	339
Province of Ontario	4.500%	2/3/2015	125	121
Province of Quebec	5.750%	2/15/2009	550	577
Province of Quebec	5.000%	7/17/2009	750	765
Province of Quebec	7.500%	9/15/2029	250	325
Province of Saskatchewan	7.375%	7/15/2013	250	295
Quebec Hydro Electric	6.300%	5/11/2011	500	540
Quebec Hydro Electric	7.500%	4/1/2016	500	601
Region of Lombardy	5.804%	10/25/2032	250	268
Republic of Chile	5.625%	7/23/2007	450	462
Republic of Chile	7.125%	1/11/2012	100	112
Republic of Chile	5.500%	1/15/2013	100	103
Republic of Finland	4.750%	3/6/2007	125	127
Republic of Hungary	4.750%	2/3/2015	450	436
Republic of Italy	4.375%	10/25/2006	500	504
Republic of Italy	3.625%	9/14/2007	1,675	1,655
Republic of Italy	3.750%	12/14/2007	500	495
Republic of Italy	3.250%	5/15/2009	50	48
Republic of Italy	6.000%	2/22/2011	50	54
Republic of Italy	5.625%	6/15/2012	1,725	1,831
Republic of Italy	4.500%	1/21/2015	400	399
Republic of Italy	6.875%	9/27/2023	475	565
Republic of Italy	5.375%	6/15/2033	150	151
Republic of Korea	8.875%	4/15/2008	400	450
Republic of Korea	4.250%	6/1/2013	250	234
Republic of Korea	4.875%	9/22/2014	300	290
Republic of Poland	6.250%	7/3/2012	250	270
Republic of South Africa	7.375%	4/25/2012	225	245
Republic of South Africa	6.500%	6/2/2014	175	184
Republic of South Africa	8.500%	6/23/2017	275	337
State of Israel	4.625%	6/15/2013	125	118
Swedish Export Credit Corp.	2.875%	1/26/2007	225	221
United Mexican States	9.875%	1/15/2007	350	382
United Mexican States	8.625%	3/12/2008	175	193
United Mexican States	4.625%	10/8/2008	325	320
United Mexican States	10.375%	2/17/2009	275	325
United Mexican States	9.875%	2/1/2010	300	357
United Mexican States	8.375%	1/14/2011	1,275	1,451
United Mexican States	7.500%	1/14/2012	200	221
United Mexican States	6.375%	1/16/2013	250	259
United Mexican States	6.625%	3/3/2015	75	78
United Mexican States	11.375%	9/15/2016	50	71
United Mexican States	8.125%	12/30/2019	500	573
United Mexican States	8.300%	8/15/2031	1,100	1,260
United Mexican States	7.500%	4/8/2033	150	159
United Mexican States	6.750%	9/27/2034	150	146

TOTAL SOVEREIGN AND INTERNATIONAL AGENCY BONDS
(Cost $45,960)				45,719

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	225	217
Illinois (Taxable Pension) GO	5.100%	6/1/2033	1,350	1,297
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	250	254
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	175	220
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	175	166
Oregon (Taxable Pension) GO	5.762%	6/1/2023	125	131
Oregon (Taxable Pension) GO	5.892%	6/1/2027	125	134
Oregon School Board Assn	5.528%	6/30/2028	50	51
Wisconsin Public Service Rev	4.800%	5/1/2013	150	149
Wisconsin Public Service Rev	5.700%	5/1/2026	150	157

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,669)				2,776

TEMPORARY CASH INVESTMENTS (1.3%)			Shares

Vanguard Market Liquidity Fund, 2.748%**
(Cost $14,934)			14,933,646	14,934

TOTAL TEMPORARY CASH INVESTMENTS				14,934

TOTAL INVESTMENTS (100.7%)
(Cost $1,190,163)				1,186,537

OTHER ASSETS AND LIABILITIES - NET (-0.7%)				(8,303)

NET ASSETS (100%)				$1,178,234

*	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $6,499,000, representing 0.6% of net assets.
(3)	Adjustable-rate note.
GO—General Obligation Bond.
PUT—Put Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $1,190,163,000. Net unrealized depreciation of investment securities for tax purposes was $3,626,000, consisting of unrealized gains of $8,947,000 on securities that had risen in value since their purchase and $12,573,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2005, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
4/1/2005	UBS	$2,000	2.59%	($20)
4/30/2005	BA	24,000	2.87	(241)
5/31/2005	BA	10,000	2.77	(100)
Federal National Mortgage Association, 5.0% 15-Year
5/1/2005	UBS	4,000	2.74	(58)
Federal National Mortgage Association, 5.0% 30-Year
5/1/2005	UBS	2,000	2.68	(35)
Federal National Mortgage Association, 5.5% 30-Year
5/1/2005	UBS	3,000	2.67	(42)
6/1/2005	UBS	5,000	2.76	(22)
Federal National Mortgage Association, 6.0% 30-Year
5/1/2005	UBS	2,000	2.74	(17)

	($535)

*	BA-Bank of America.
UBS-UBS Warburg.
**	Based on one-month London Inter-Bank Offer-Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.